Prepayments and Other Receivables	6 Months Ended
Jun. 30, 2025
Prepayments and Other Receivables [Abstract]
PREPAYMENTS AND OTHER RECEIVABLES
5.	PREPAYMENTS AND OTHER RECEIVABLES

Prepayments and other receivables as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31, 2024	As of June 30, 2025
	US$	US$
Prepayments to suppliers	240,395	633,590
Rental deposits	3,847	5,280
Other receivables (Note)	—	37,334
	244,242	676,204

As of 31 December 2024, a prepayment to a related party of US$45,044 is included within prepayments to suppliers for the prepayment of fees related to a trademark licensing agreement, as described in Note 14 — Commitments and Contingencies.

In assessing the expected credit loss in accordance with ASC 326, the Company incorporates various factors such as historical experience, current economic conditions, as well as forward-looking information. As of December 31, 2024 and June 30, 2025, the Company concludes that no material expected credit loss is noted in respect of its other receivables.